Summary of Significant Accounting Policies - Advertising expenditures and Government grants (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Aug. 31, 2019 USD ($)	Aug. 31, 2019 CNY (¥)	Aug. 31, 2018 CNY (¥)	Aug. 31, 2017 CNY (¥)
Sales and marketing
Advertising expenses	$ 53,577	¥ 383,306	¥ 278,841	¥ 189,899
Other Income
Government grants	$ 4,464	¥ 31,937	¥ 64,111	¥ 1,741